1933 Act File No. 333-30676

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                       FORM N-14
              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                                                                      -
         Pre-Effective Amendment No.......................................
         Post-Effective Amendment No. 1...................................  X
                                                                          ---

                                 FEDERATED STOCK TRUST
                  (Exact Name of Registrant as Specified in Charter)

                                 (800) 341-7400

                        (Area Code and Telephone Number)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                              JOHN W. MCGONIGLE, ESQUIRE
                            Federated Investors Tower

                       Pittsburgh, Pennsylvania 15222-3779

                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

                                   Copies to:

Amanda J. Reed, Esquire                     C. Todd Gibson, Esquire
Associate Corporate Counsel                 Associate Corporate Counsel
Federated Investors, Inc.                   Federated Investors, Inc.
Federated Investors Tower                   Federated Investors Tower
1001 Liberty Avenue                         1001 Liberty Avenue
Pittsburgh, PA 15222-3779                   Pittsburgh, PA 15222-3779

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP

2101 L Street, NW
Washington, DC  20037

                           PART C - OTHER INFORMATION

ITEM 15. INDEMNIFICATION

         Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

         Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

         Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Insofar as indemnification for liabilities may be permitted pursuant to
Section 17 of the Investment Company Act of 1940, as amended, for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

ITEM 16. EXHIBITS

1 Conformed copy of the Amended and Restated Declaration of Trust of the Registrant(4)

2.1   Copy of the Amended and Restated Bylaws of the Registrant(4)
2.2   Copy of Amendment No. 6 to Bylaws(4)
2.3   Copy of Amendment No. 7 to Bylaws(4)
2.3   Copy of Amendment No. 8 to Bylaws(4)

3     Not Applicable

4 Agreement and Plan of Reorganization, between Federated Stock Trust, and the WCT Funds, on behalf of its portfolio WCT Equity Fund, is included as Exhibit A to the Combined Prospectus/Proxy Statement of this Registration Statement(6)

5 Copy of Specimen Certificates for Shares of Beneficial Interest of the Registrant(2)

6     Conformed copy of Investment Advisory Contract of the Registrant(2)

7.1 Conformed copy of Distributor's Contract of the Registrant(2) 7.2 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995.

(File Nos. 33-38550 and 811-6269)

8     Not Applicable

9.1   Conformed copy of Custodian Agreement of the Registrant(1)
9.2   Conformed copy of Custodian Fee Schedule(3)

10    Not Applicable

11    Form of Opinion and Consent of Counsel regarding legality of shares being issued(6)

12   Opinion  of  Dickstein   Shapiro   Morin  &  Oshinsky  LLP   regarding  tax
     consequences of Reorganization*

13.1  Conformed copy of Amended and Restated Shareholder Services Agreement(3)

13.2 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement(4)

13.3 The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form n-1A, filed with the Commission on March 25, 1996 (File Nos.

      2-75670 and 811-3375)

14.1 Conformed copy of Consent of Independent Auditors of Federated Stock Trust, Deloitte & Touche LLP(6)

14.2 Conformed copy of Consent of Independent Auditors of WCT Funds, Arthur Andersen LLP(6)

15    Not Applicable

16.1  Conformed copy of Power of Attorney(5)
16.2 Conformed copy of Power of Attorney of J. Thomas Madden, Chief Investment Officer(5)

16.3  Conformed copy of Power of Attorney of John F. Cunningham, Trustee(5)

17    Form of Proxy of WCT Equity Fund(6)

-------------------

*     FILED ELECTRONICALLY.

1. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed December 27, 1994 (File Nos. 2-75756 and 811-3385).

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed December 21, 1995 (File Nos. 2-75756 and 811-3385).

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed October 24, 1997 (File Nos. 2-75756 and 811-3385).

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed October 30, 1998 (File Nos. 2-75756 and 811-3385).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed December 29, 1999 (File Nos. 2-75756 and 811-3385).

6. Response is incorporated by Reference to Registrant's Initial Registration Statement on Form N-14 filed February 18, 2000 (File No. 333-30676).




ITEM 17. UNDERTAKINGS

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12) of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant, Federated Stock Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh, Commonwealth of Pennsylvania on the 3rd day of May, 2000.

                                       FEDERATED STOCK TRUST
                                  (Registrant)

                                       By:                  *
                                          -------------------
                                          Glen R. Johnson
                                          President

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 3rd day of May, 2000:

                  *                      President
------------------------------------
                                         Glen R. Johnson

                  *                      Trustee
------------------------------------
                                         John F. Donahue

                  *                      Trustee
------------------------------------
                                         Thomas G. Bigley

                  *                      Trustee
------------------------------------
                                         John T. Conroy, Jr.

                  *                      Trustee
------------------------------------
                                         Nicholas P. Constantakis

                  *                      Trustee
------------------------------------
                                         John F. Cunningham

                  *                      Trustee
------------------------------------
                                         J. Christopher Donahue

                  *                      Trustee
------------------------------------
                                         Lawrence D. Ellis, M.D.

                  *                      Trustee
------------------------------------
                                         Peter E. Madden

                  *                      Trustee
------------------------------------
                                         Charles F. Mansfield, Jr.

                  *                      Trustee
------------------------------------
                                         John E. Murray, Jr.

                  *                      Trustee
------------------------------------
                                         Marjorie P. Smuts

                  *                      Trustee
------------------------------------
                                         John S. Walsh


1*By: /S/ C. GRANT ANDERSON              Attorney in Fact
      ------------------------------
      Assistant Secretary

                                                                      Exhibit 12


Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street NW

Washington, DC 20037-1526
Tel (202) 785-9700  Fax (202) 887-0689

April 28, 2000

Federated Stock Trust
5800 Corporate Drive
Pittsburgh, PA 15237

WCT Funds, on behalf of its portfolio,
WCT Equity Fund
5800 Corporate Drive
Pittsburgh, Pa  15237

Ladies and Gentlemen:

      You have requested our opinion concerning certain federated income tax consequences of a transaction (the "Reorganization") in which all of the assets of WCT Equity Fund (the "Acquired Fund"), a portfolio of WCT Funds, a Massachusetts business trust ("WCT"), will be acquired by Federated Stock Trust, a Massachusetts business trust (the "acquiring Fund"), in exchange solely for shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") which shall thereafter be distributed to the shareholders of the Acquired Fund (the "Acquired Fund Shareholders") in liquidation of the Acquired Fund. Both the Acquiring Fund and WCT are registered open-end management investment companies which qualify as regulated investment companies described in Section 851(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The terms and conditions of the Reorganization are set forth in an Agreement and Plan of Reorganization dated February 16, 2000, between the Acquiring Fund and WCT, on behalf of the Acquired Fund (the "Agreement"). This opinion is rendered to you pursuant to paragraph 8.5 of the Agreement.

      We have reviewed and relied upon the Registration Statement on Form N-14 (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") in connection with the Reorganization, the certificates provided to us by the Acquiring Fund and WCT in connection with the rendering of this opinion, and such other documents and instruments as we have deemed necessary for the purposes of this opinion.

      Based upon and subject to the foregoing, and assuming that the Reorganization will take place as described in the Agreement, we are of the opinion that, for federal income tax purposes:

            (a) The transfer of all of the Acquired Fund assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders in liquidation of the Acquired Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

            (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares;

            (c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their shares of the Acquired Fund;

            (d) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares;

            (e) The tax basis of the Acquired Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the reorganization;

            (f) The tax basis of the Acquiring Fund Shares received by each of the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization;

            (g) The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund; and

            (h) The holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (Provided the Acquired Fund shares were held as capital assets on the date of the Reorganization).

      This opinion is expressed as of the date hereof and is based upon the Code, Treasury regulations promulgated thereunder, administrative position of the Internal Revenue Service (the "Service"), and judicial decision, all of which are subject to change either prospectively or retroactively. There can be no assurance that changes in the law will not take place which could affect the opinions ex pressed herein or that contrary positions may not be taken by the Service. We disclaim any undertaking to advise you with respect to any event subsequent to the date hereof.

      The opinions contained herein are limited to those matters expressly covered; no opinion is to be implied in respect to any other matter. This opinion is addressed solely to you and may not be relied upon by any other person without prior written consent. We hereby consent to the filing of a copy of this opinion with the Commission as an exhibit to the Registration Statement, and to the references to this firm and this opinion in the Prospectus/Proxy Statement which is contained in the Registration Statement.

                              Very truly yours,


                              /s/ Dickstein Shapiro Morin & Oshinsky LLP
                              Dickstein Shapiro Morin & Oshinsky LLP

1* Such signature has been affixed pursuant to a Power of Attorney.